Income Taxes 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Expense And Rate [Abstract]
Tax expense at statutory rate of 35% (34.33% in 2009)	$ 9,468	$ 7,841	$ 8,351
Tax-exempt interest	1,991	2,251	2,487
Interest expense disallowance	48	78	117
State taxes, net of Federal benefit	933	532	543
Nondeductible operating expenses	59	62	33
Change in valuation allowance for deferred tax assets	(2)	(2)	(2)
Recovery of state allowance for loan losses	0	0	167
Other	81	82	183
Income taxes	$ 8,434	$ 6,178	$ 6,205
Effective tax rate	30.00%	28.00%	26.00%